COMMON SHARES (Details) $ in Millions	12 Months Ended
	Mar. 31, 2015 CNY (¥) shares	Mar. 31, 2014 CNY (¥) shares	Mar. 31, 2013 CNY (¥) shares	Aug. 05, 2014 USD ($)	Nov. 01, 2012 USD ($)
Common shares
Repurchase price	¥ 8,362,136	¥ 132,528	¥ 329,357
ADS
Common shares
Authorized amount to be repurchased (in dollars) | $				$ 5	$ 5
Common share
Common shares
Shares repurchased | shares	612,314	10,678	26,440
Repurchase price	¥ 8,362,136	¥ 132,528	¥ 329,357